SCHEDULE OF DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 50,682,220	$ 45,804,377	$ 20,440,683
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	9,750,791	20,499,958	8,981,319
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 40,931,429	$ 25,304,419	$ 11,459,364